As filed with the Securities and Exchange Commission on November XX, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811 - 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
at September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 99.2%
Bank (Money Center): 6.8%
Citigroup, Inc.	167,200	$7,803,224
J.P. Morgan Chase & Co.	137,000	6,277,340
		14,080,564
Bank (Super Regional): 3.7%
Bank of America Corp.	150,084	7,544,723

Commercial Services & Supplies: 0.9%
H&R Block, Inc.	83,000	1,757,940

Computers and Peripherals: 1.8%
Dell, Inc. *	135,000	3,726,000

Consumer Finance: 1.1%
Discover Financial Services	108,000	2,246,400

Diversified Operations: 5.8%
3M Co.	55,000	5,146,900
General Electric Co.	164,000	6,789,600
		11,936,500
Drug: 6.5%
Pfizer, Inc.	276,896	6,764,569
Wyeth	150,000	6,682,500
		13,447,069
Drug (Generic): 3.3%
Teva Pharmaceutical Industries, Ltd. - ADR	154,500	6,870,615

Electronic Equipment & Instruments: 1.5%
Tyco Electronics Ltd.	86,075	3,049,637

Financial Services: 4.2%
Western Union Co.	410,000	8,597,700

Health Care Equipment & Supplies: 3.9%
Covidien Ltd. *	193,975	8,049,963

Hypermarkets & Super Centers: 3.7%
Wal-Mart Stores, Inc.	175,000	7,638,750

Industrial Conglomerates: 3.4%
Tyco International Ltd.	157,000	6,961,380

Insurance (Diversified): 3.9%
American International Group, Inc.	119,000	8,050,350

Media: 7.0%
Comcast Corp. *	294,000	7,044,240
Time Warner, Inc.	405,000	7,435,800
		14,480,040

Matrix Advisors Value Fund, Inc.
Schedule of Investments
at September 30, 2007 (Unaudited)
	Shares	Value

Medical Products: 2.6%
Johnson & Johnson	82,000	$5,387,400

Petroleum (Integrated): 11.0%
ChevronTexaco Corp.	84,000	7,860,720
ConocoPhillips	96,000	8,425,920
Devon Energy Corp.	76,200	6,339,840
		22,626,480
Retail Store: 3.1%
Gap, Inc.	344,000	6,343,360

Securities Brokerage: 6.9%
Merrill Lynch & Co, Inc.	99,000	7,056,720
Morgan Stanley	114,000	7,182,000
		14,238,720
Semiconductor: 4.7%
Analog Devices, Inc.	85,000	3,073,600
Intel Corp.	258,000	6,671,880
		9,745,480
Semiconductor (Capital Equipment): 1.6%
Novellus Systems, Inc. *	124,000	3,380,240

Software: 5.5%
Microsoft Corp.	257,000	7,571,220
Symantec Corp. *	200,000	3,876,000
		11,447,220
Specialty Retail: 3.8%
Office Depot, Inc. *	165,000	3,402,300
Staples, Inc.	207,500	4,459,175
		7,861,475
Telecommunications (Equipment): 2.5%
Cisco Systems, Inc. *	155,300	5,141,983

TOTAL COMMON STOCKS (cost $178,013,428)		$204,609,989

	Principal Amount	Value
SHORT TERM INVESTMENTS: 0.9%
Fidelity Institutional Money Market Portfolio	$1,889,717	$1,889,717
TOTAL SHORT TERM INVESTMENTS (cost $1,889,717)

Total Investments in Securities (cost $179,903,145)+ : 100.1%		$206,499,706
Liabilities in Excess of Other Assets - (0.1)%		(155,572)
TOTAL NET ASSETS: 100.0%		$206,344,134

* Non-income producing security.
ADR - American Depositary Receipt.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
at September 30, 2007 (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows+:

Cost of investments		$179,903,145
Gross unrealized appreciation		$28,989,014
Gross unrealized depreciation		(2,392,453)
Net unrealized appreciation		$26,596,561

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By      /s/ David A. Katz
                 David A. Katz, President and Treasurer

Date     11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ David A. Katz
       David A. Katz, President and Treasurer

Date      11/27/07